UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom          January 29, 2008
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $ 506,767
                                         (thousands)


List of Other Included Managers:

No.               Form 13F          File Number

1                 28-12449          The Nomad Investment Partnership L.P.


                                                   FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE  SHARED    NONE
--------------                 --------        -----       --------  -------   --- ----   ----------      ----  ----  ------    ----
COSTCO WHSL CORP NEW           COM             22160K105    90688    1300000   SH         SHARED-DEFINED  1     0     1300000   0
AMAZON COM INC                 COM             023135106   129696    1400000   SH         SHARED-DEFINED  1     0     1400000   0
DELL INC                       COM             24702R101    51471    2100000   SH         SHARED-DEFINED  1     0     2100000   0
FLEETWOOD ENTERPRISES INC      COM             339099103    23655    3955688   SH         SHARED-DEFINED  1     0     3955688   0
FORD MTR CO DEL                COM PAR $0.01   345370860     6730    1000000   SH         SHARED-DEFINED  1     0     1000000   0
LIBERTY GLOBAL INC             COM SER A       530555101    32394     826591   SH         SHARED-DEFINED  1     0      826591   0
LIBERTY GLOBAL INC             COM SER C       530555309     7376     201591   SH         SHARED-DEFINED  1     0      201591   0
BROOKFIELD HOMES CORP          COM             112723101    12803     810300   SH         SHARED-DEFINED  1     0      810300   0
HARVEST NATURAL RESOURCES IN   COM             41754V103     1463     117000   SH         SHARED-DEFINED  1     0      117000   0
DISCOVERY HOLDING CO           CL A COM        25468Y107    20255     805691   SH         SHARED-DEFINED  1     0      805691   0
BERKSHIRE HATHAWAY INC DEL     CL A            084670108    70800        500   SH         SHARED-DEFINED  1     0         500   0
SEARS HLDGS CORP               COM             812350106     9185      90000   SH         SHARED-DEFINED  1     0       90000   0
MOHAWK INDS INC                COM             608190104    29760     400000   SH         SHARED-DEFINED  1     0      400000   0
SONY CORP                      ADR NEW         835699307    13575     250000   SH         SHARED-DEFINED  1     0      250000   0
M D C HLDGS INC                COM             552676108     6917     186300   SH         SHARED-DEFINED  1     0      186300   0







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